Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 entity subsidiary	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
VIEs
Interest-free loans to PRC employees	$ 35,900,000	$ 34,200,000
Aggregate accumulated losses	13,000,000	14,400,000
Cash, cash equivalents and short-term investments	1,868,239,000	713,598,000
Goodwill	47,343,000	15,159,000	15,159,000	15,159,000
Net intangible assets	10,846,000	681,000
Accounts receivables	193,381,000	135,251,000
Accrued liabilities	220,837,000	168,677,000
Income tax payable	21,577,000	13,466,000
Assets and liabilities of the VIEs and their subsidiaries
Total assets	214,984,000	133,077,000
Total liabilities	134,632,000	98,511,000
Results of operations of the VIEs and their subsidiaries
Net revenues	665,106,000	529,329,000	482,829,000
Net income (loss)	43,830,000	31,855,000	(302,418,000)
Net increase (decrease) in cash and cash equivalents
Net increase in cash and cash equivalents	716,450,000	(314,154,000)	(129,639,000)
Assets, except for registered capital and PRC statutory reserves of VIEs, that can only be used to settle obligations of the respective VIEs	0
Registered capital and PRC statutory reserves of VIEs	58,400,000
Number of entities consolidated beginning in January 2003	2
Term of loan agreements	10 years
Service fees revenue changed by wholly owned subsidiaries	186,300,000	85,200,000	49,200,000
Number of wholly owned subsidiaries established to engage directly in advertising business	2
Term of trademark license agreements	1 year
ICP Company
Net increase (decrease) in cash and cash equivalents
Registered capital	19,000,000
Term of loan agreements	5 years
ICP Company | Hong Du, executive officer of the entity
Net increase (decrease) in cash and cash equivalents
Percentage of variable interest entity held by employees	27.10%
ICP Company | Tong Chen, executive officer of the entity
Net increase (decrease) in cash and cash equivalents
Percentage of variable interest entity held by employees	22.80%
ICP Company | Yan Wang, director
Net increase (decrease) in cash and cash equivalents
Percentage of variable interest entity held by employees	0.20%
ICP Company | Non-executive PRC employee
Net increase (decrease) in cash and cash equivalents
Percentage of variable interest entity held by employees	22.80%
ICP Company | Former employee
Net increase (decrease) in cash and cash equivalents
Percentage of variable interest entity held by employees	27.10%
Xunlong
Net increase (decrease) in cash and cash equivalents
Registered capital	1,200,000
Xunlong | Non-executive PRC employee
Net increase (decrease) in cash and cash equivalents
Number of non-executive PRC employees who hold ownership interest in VIEs	2
StarVI
Net increase (decrease) in cash and cash equivalents
Registered capital	1,200,000
StarVI | Non-executive PRC employee
Net increase (decrease) in cash and cash equivalents
Number of non-executive PRC employees who hold ownership interest in VIEs	3
Wangxing
Net increase (decrease) in cash and cash equivalents
Registered capital	1,200,000
Wangxing | Non-executive PRC employee
Net increase (decrease) in cash and cash equivalents
Number of non-executive PRC employees who hold ownership interest in VIEs	2
IAD Company
Net increase (decrease) in cash and cash equivalents
Registered capital	7,300,000
IAD Company | Non-executive PRC employee
Net increase (decrease) in cash and cash equivalents
Number of non-executive PRC employees who hold ownership interest in VIEs	2
Weimeng
Net increase (decrease) in cash and cash equivalents
Registered capital	1,500,000
Weimeng | Non-executive PRC employee
Net increase (decrease) in cash and cash equivalents
Number of non-executive PRC employees who hold ownership interest in VIEs	3
Weibo Interactive
Net increase (decrease) in cash and cash equivalents
Registered capital	5,500,000
Consolidated VIEs
VIEs
Cash, cash equivalents and short-term investments	135,100,000	92,300,000
Accrued liabilities	95,400,000	77,300,000
Income tax payable		10,100,000
Deferred revenues	20,500,000	11,100,000
Results of operations of the VIEs and their subsidiaries
Net revenues	455,097,000	314,504,000	244,274,000
Net income (loss)	1,415,000	(6,322,000)	(1,556,000)
Net increase (decrease) in cash and cash equivalents
Net increase in cash and cash equivalents	$ 60,171,000	$ 2,285,000	$ 13,960,000